Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis, Including Financial Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Assets:
Total securities available for sale	$ 8,701	$ 8,174
Loans held for sale	283,165	135,711
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	8,701	8,174
Loans held for sale	283,165	135,711
Yield maintenance provisions (embedded derivatives)	1,944	12
Interest rate lock commitments	18,101	3,104
Financial Liabilities:
Interest-rate swaps	1,944	12
TBA Mortgage-backed securities	2,690	350
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	8,701	8,174
Loans held for sale	283,165	135,711
Fair Value, Measurements, Recurring [Member] | U.S. Treasury [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	8,636	8,017
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities - Residential [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale	65	130
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Total securities available for sale		27
Fair Value, Measurements, Recurring [Member] | Yield Maintenance Provisions (Embedded Derivatives) [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Yield maintenance provisions (embedded derivatives)	1,944	12
Fair Value, Measurements, Recurring [Member] | Interest Rate Lock Commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Interest rate lock commitments	18,101	3,104
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
Interest-rate swaps	1,944	12
Fair Value, Measurements, Recurring [Member] | TBA Mortgage-Back Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities:
TBA Mortgage-backed securities	$ 2,690	$ 350